INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 69.7	$ 148.7
Deferred income tax liability	3,549.9	3,456.4
Deductible temporary differences	98.9	130.4
Unrecognized	215.4
Current tax expense (income), related to pillar two income taxes	2.5	2.6
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	174.7
No expiry date | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	$ 170.5	$ 156.2